EMPLOYEE BENEFITS - SCHEDULE OF EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Short-term employee benefits	$ 4,765,708	$ 2,961,866	$ 2,126,750
Share-based payment expense	2,060,666	0	0
Severances	0	17,506	247,860
Total	$ 6,826,374	$ 2,979,372	$ 2,374,610